Provisions for employee benefits - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement
Decrease in liability (asset) of benefit plans	€ 267
Net benefit liability (asset)	819	€ 1,201
Estimate of contributions expected to be paid to plan for next annual reporting period	123
Exploration & Production
Statement
Net benefit liability (asset)	1	268
Defined benefit plan
Statement
Estimate of contributions expected to be paid to plan for next annual reporting period	40
Other benefit plans
Statement
Net benefit liability (asset)	301	€ 268
Deferred monetary incentive plans
Statement
Net benefit liability (asset)	124
Agreed redundancy plans for workers
Statement
Net benefit liability (asset)	69
Isopensione
Statement
Net benefit liability (asset)	66
Jubilee Awards
Statement
Net benefit liability (asset)	29
Other Long term Plans
Statement
Net benefit liability (asset)	€ 13